Note 11 - Shareholders' Deficit / Stock Activity	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
NOTE
11
– SHAREHOLDERS’ DEFICIT / STOCK ACTIVITY

The Company is authorized to issue an unlimited number of common shares and an unlimited number of special voting shares. Common shares have no
stated par value.

As of
March 31, 2020,
5,379,999
shares of common stock are committed to the holders of the convertible notes.

NOTE
14
– SHAREHOLDERS’ DEFICIT / STOCK ACTIVITY

The Company is authorized to issue an unlimited number of common shares and an unlimited number of special voting shares. Common shares have no
stated par value.

As of
December 31, 2019,
5,268,749
shares of common stock are committed to the holders of the convertible notes.

On
November 27, 2018,
the Company executed a share repurchase agreement with James Robinson, pursuant to which the Company repurchased from Mr. Robinson
714
shares of special voting stock in the capital of the Company, at a purchase price in the aggregate amount of
$0.07.
The title of the class of such shares is “Special Voting” shares of the Company. Each such share of capital stock was entitled to
500
votes. Accordingly, all of this class of special voting stock, which was the only special voting stock of the Company, has been redeemed, retired and cancelled.